CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
OPERATING ACTIVITIES
Net earnings	$ 80.8	$ 123.3	$ 104.5
Adjustments necessary to reconcile net earnings to net cash provided by operating activities:
Depreciation	21.2	14.9	14.5
Amortization	6.5	1.0	1.7
Deferred income taxes	(4.2)	7.7	(4.3)
Stock-based compensation expense	15.0	14.1	11.5
Excess tax benefits from stock-based compensation	(9.9)	(3.3)	(1.4)
Pension contribution	(26.7)	(31.8)	(10.4)
Pension expense	27.9	17.5	16.3
Restructuring and other transition costs			4.2
Cash payments related to restructuring and other transition costs		(1.0)	(7.5)
Other	4.8	11.3	3.5
Changes in operating assets and liabilities:
Accounts receivable	15.1	(24.8)	(32.5)
Inventories	(29.4)	(25.1)	(49.1)
Other operating assets	(17.1)	(21.6)	(1.0)
Accounts payable	5.9	(7.1)	21.7
Income taxes	(0.3)	0.1	(11.9)
Other operating liabilities	2.0	3.6	8.1
Net cash provided by operating activities	91.6	78.8	67.9
INVESTING ACTIVITIES
Business acquisition, net of cash acquired	(1,225.9)
Additions to property, plant and equipment	(14.9)	(19.4)	(16.4)
Investments in joint venture	(2.9)
Proceeds from sales of property, plant and equipment		0.1	1.8
Other	(2.4)	(3.3)	(2.5)
Net cash used in investing activities	(1,246.1)	(22.6)	(17.1)
FINANCING ACTIVITIES
Net borrowings (repayments) under revolver	(11.0)	11.0
Borrowings of long-term debt	1,275.0
Payments of long-term debt	(25.5)	(0.5)	(0.5)
Payments of debt issuance costs	(40.1)
Cash dividends paid	(23.6)	(22.7)	(21.4)
Purchase of common stock for treasury	(14.1)	(67.5)	(52.2)
Proceeds from shares issued under stock incentive plans	11.6	14.1	13.6
Excess tax benefits from stock-based compensation	9.9	3.3	1.4
Contributions from non-controlling interests	1.2
Net cash provided by (used) in financing activities	1,183.4	(62.3)	(59.1)
Effect of foreign exchange rate changes	2.5	(4.3)	(1.7)
Increase (decrease) in cash and cash equivalents	31.4	(10.4)	(10.0)
Cash and cash equivalents at beginning of the year	140.0	150.4	160.4
Cash and cash equivalents at end of the year	171.4	140.0	150.4
OTHER CASH FLOW INFORMATION
Interest paid	10.0	0.8	0.2
Net income taxes paid	$ 16.3	$ 30.0	$ 30.6